Goodwill and Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets (Textual) [Abstract]
Impairment charges during period	$ 0	$ 0
Amortization of intangibles	$ 111	$ 201